Distribution Date:	04/17/26	Wells Fargo Commercial Mortgage Trust 2016-C35
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C35
Servicer Revision - March 2026
Payoff of funds were recieved late for loan 600933722.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	19		Attention: Brian Hanson		bhanson@cwcapital.com
Historical Detail	20		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27-28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000FAQ9	1.392000%	47,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000FAR7	2.495000%	58,672,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000FAS5	2.674000%	265,000,000.00	92,733,120.58	92,733,120.58	206,640.30	0.00	0.00	92,939,760.88	0.00	0.00%	30.00%
A-4	95000FAT3	2.931000%	227,377,000.00	227,377,000.00	36,392,699.58	555,368.32	0.00	0.00	36,948,067.90	190,984,300.42	55.41%	30.00%
A-SB	95000FAU0	2.788000%	67,132,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FX	95000FBC9	2.931000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	95000FBA3	4.842600%	50,000,000.00	50,000,000.00	8,002,722.26	208,500.83	0.00	0.00	8,211,223.09	41,997,277.74	55.41%	30.00%
A-S	95000FAV8	3.184000%	69,045,000.00	69,045,000.00	0.00	183,199.40	0.00	0.00	183,199.40	69,045,000.00	42.20%	23.25%
B	95000FAY2	3.438000%	49,865,000.00	49,865,000.00	0.00	142,863.23	0.00	0.00	142,863.23	49,865,000.00	32.65%	18.38%
C	95000FAZ9	4.176000%	48,587,000.00	48,587,000.00	0.00	169,082.76	0.00	0.00	169,082.76	48,587,000.00	23.35%	13.63%
D	95000FAC0	3.142000%	56,258,000.00	56,258,000.00	0.00	79,958.08	0.00	0.00	79,958.08	56,258,000.00	12.59%	8.13%
E	95000FAE6	4.865977%	21,736,000.00	21,736,000.00	0.00	0.00	0.00	0.00	0.00	21,736,000.00	8.43%	6.00%
F	95000FAG1	4.865977%	11,508,000.00	11,508,000.00	0.00	0.00	0.00	0.00	0.00	11,508,000.00	6.23%	4.88%
G*	95000FAJ5	4.865977%	49,865,609.00	32,528,801.73	0.00	0.00	0.00	0.00	0.00	32,528,801.73	0.00%	0.00%
R	95000FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,022,879,610.00	659,637,922.31	137,128,542.42	1,545,612.92	0.00	0.00	138,674,155.34	522,509,379.89

X-A	95000FAW6	1.949468%	785,060,000.00	439,155,120.58	0.00	713,432.54	0.00	0.00	713,432.54	302,026,578.16
X-B	95000FAX4	1.063767%	98,452,000.00	98,452,000.00	0.00	87,274.98	0.00	0.00	87,274.98	98,452,000.00
X-D	95000FAA4	1.723977%	56,258,000.00	56,258,000.00	0.00	80,822.91	0.00	0.00	80,822.91	56,258,000.00
Notional SubTotal			939,770,000.00	593,865,120.58	0.00	881,530.43	0.00	0.00	881,530.43	456,736,578.16

Deal Distribution Total					137,128,542.42	2,427,143.35	0.00	0.00	139,555,685.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000FAS5	349.93630408	349.93630408	0.77977472	0.00000000	0.00000000	0.00000000	0.00000000	350.71607879	0.00000000
A-4	95000FAT3	1,000.00000000	160.05444517	2.44249999	0.00000000	0.00000000	0.00000000	0.00000000	162.49694516	839.94555483
A-SB	95000FAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FX	95000FBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	95000FBA3	1,000.00000000	160.05444520	4.17001660	0.00000000	0.00000000	0.00000000	0.00000000	164.22446180	839.94555480
A-S	95000FAV8	1,000.00000000	0.00000000	2.65333333	0.00000000	0.00000000	0.00000000	0.00000000	2.65333333	1,000.00000000
B	95000FAY2	1,000.00000000	0.00000000	2.86500010	0.00000000	0.00000000	0.00000000	0.00000000	2.86500010	1,000.00000000
C	95000FAZ9	1,000.00000000	0.00000000	3.48000000	0.00000000	0.00000000	0.00000000	0.00000000	3.48000000	1,000.00000000
D	95000FAC0	1,000.00000000	0.00000000	1.42127484	1.19705855	1.19705855	0.00000000	0.00000000	1.42127484	1,000.00000000
E	95000FAE6	1,000.00000000	0.00000000	0.00000000	4.05498068	4.05498068	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000FAG1	1,000.00000000	0.00000000	0.00000000	4.05498088	4.05498088	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000FAJ5	652.32937855	0.00000000	0.00000000	2.64518318	72.29980266	0.00000000	0.00000000	0.00000000	652.32937855
R	95000FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000FAW6	559.39051866	0.00000000	0.90876180	0.00000000	0.00000000	0.00000000	0.00000000	0.90876180	384.71782814
X-B	95000FAX4	1,000.00000000	0.00000000	0.88647239	0.00000000	0.00000000	0.00000000	0.00000000	0.88647239	1,000.00000000
X-D	95000FAA4	1,000.00000000	0.00000000	1.43664741	0.00000000	0.00000000	0.00000000	0.00000000	1.43664741	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/26 - 03/30/26	30	0.00	206,640.30	0.00	206,640.30	0.00	0.00	0.00	206,640.30	0.00
A-4	03/01/26 - 03/30/26	30	0.00	555,368.32	0.00	555,368.32	0.00	0.00	0.00	555,368.32	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	03/17/26 - 04/16/26	31	0.00	208,500.83	0.00	208,500.83	0.00	0.00	0.00	208,500.83	0.00
X-A	03/01/26 - 03/30/26	30	0.00	713,432.54	0.00	713,432.54	0.00	0.00	0.00	713,432.54	0.00
X-B	03/01/26 - 03/30/26	30	0.00	87,274.98	0.00	87,274.98	0.00	0.00	0.00	87,274.98	0.00
X-D	03/01/26 - 03/30/26	30	0.00	80,822.91	0.00	80,822.91	0.00	0.00	0.00	80,822.91	0.00
A-S	03/01/26 - 03/30/26	30	0.00	183,199.40	0.00	183,199.40	0.00	0.00	0.00	183,199.40	0.00
B	03/01/26 - 03/30/26	30	0.00	142,863.23	0.00	142,863.23	0.00	0.00	0.00	142,863.23	0.00
C	03/01/26 - 03/30/26	30	0.00	169,082.76	0.00	169,082.76	0.00	0.00	0.00	169,082.76	0.00
D	03/01/26 - 03/30/26	30	0.00	147,302.20	0.00	147,302.20	67,344.12	0.00	0.00	79,958.08	67,344.12
E	03/01/26 - 03/30/26	30	0.00	88,139.06	0.00	88,139.06	88,139.06	0.00	0.00	0.00	88,139.06
F	03/01/26 - 03/30/26	30	0.00	46,664.72	0.00	46,664.72	46,664.72	0.00	0.00	0.00	46,664.72
G	03/01/26 - 03/30/26	30	3,459,342.46	131,903.67	0.00	131,903.67	131,903.67	0.00	0.00	0.00	3,605,273.69
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,459,342.46	2,761,194.92	0.00	2,761,194.92	334,051.57	0.00	0.00	2,427,143.35	3,807,421.59

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information

Total Available Distribution Amount (1)	139,555,685.77
Benchmark: Term SOFR
Current Period %	3.792600
Next Period %	3.782440
Benchmark Adjustment
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,686,429.53	Master Servicing Fee	7,221.89
Interest Reductions due to Nonrecoverability Determination	(77,598.14)	Certificate Administrator Fee	3,140.08
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.90
ARD Interest	0.00	Operating Advisor Fee	1,367.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	302.64
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,608,831.39	Total Fees	12,525.56

Principal		Expenses/Reimbursements
Scheduled Principal	80,792,870.76	Reimbursement for Interest on Advances	244.69
Unscheduled Principal Collections		ASER Amount	36,081.72
Principal Prepayments	56,335,671.66	Special Servicing Fees (Monthly)	15,820.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	203,391.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	137,128,542.42	Total Expenses/Reimbursements	255,538.32

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,427,143.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	137,128,542.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	86,375.83	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	86,375.83	Total Payments to Certificateholders and Others	139,555,685.77
Total Funds Collected	139,823,749.64	Total Funds Distributed	139,823,749.65

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	659,392,024.35	659,392,024.35	Beginning Certificate Balance	659,637,922.31
(-) Scheduled Principal Collections	80,792,870.76	80,792,870.76	(-) Principal Distributions	137,128,542.42
(-) Unscheduled Principal Collections	56,335,671.66	56,335,671.66	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	522,263,481.93	522,263,481.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	663,851,326.72	663,851,326.72	Ending Certificate Balance	522,509,379.89
Ending Actual Collateral Balance	526,716,656.30	526,716,656.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	245,897.96
Beginning Cumulative Advances	4,920,276.71	245,897.96	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	245,897.96
Ending Cumulative Advances	4,920,276.71	245,897.96	Net WAC Rate	4.87%
			UC / (OC) Interest	997.11
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP	Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP
2,000,000 or less	11	16,314,057.79	3.12%	2	4.5461	1.917050	1.20 or less	14	117,353,399.81	22.47%	2	4.6204	0.521117
2,000,001 to 3,000,000	3	6,940,120.34	1.33%	3	4.9078	2.277164	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	2	7,590,127.72	1.45%	3	4.2964	1.227618	1.31 to 1.40	4	40,326,664.46	7.72%	3	5.0224	1.379983
4,000,001 to 5,000,000	7	31,245,274.51	5.98%	2	4.4769	2.166387	1.41 to 1.50	4	70,959,910.38	13.59%	2	4.7995	1.443564
5,000,001 to 6,000,000	3	17,291,691.48	3.31%	2	4.8460	1.228259	1.51 to 1.75	4	79,606,921.95	15.24%	2	4.2587	1.593573
6,000,001 to 7,000,000	4	26,369,119.21	5.05%	2	5.0722	1.554676	1.76 to 2.00	10	109,804,541.74	21.02%	2	4.7684	1.848396
7,000,001 to 8,000,000	2	14,776,374.39	2.83%	2	5.1277	1.157550	2.01 to 2.25	3	21,194,273.48	4.06%	2	5.0227	2.063083
8,000,001 to 9,000,000	2	16,832,190.07	3.22%	3	4.8977	2.293964	2.26 to 2.50	3	11,376,217.83	2.18%	3	4.9762	2.485706
9,000,001 to 10,000,000	3	29,482,817.36	5.65%	3	4.8657	1.598419	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	4	47,294,153.70	9.06%	3	4.8904	1.627647	3.76 to 3.00	4	37,159,513.49	7.12%	1	4.6489	2.834105
15,000,001 to 20,000,000	3	57,191,595.07	10.95%	2	4.7671	0.179746	3.01 or greater	3	6,977,384.46	1.34%	2	4.4766	4.332901
20,000,001 to 30,000,000	2	46,290,524.85	8.86%	2	4.5854	1.991472	Totals	59	522,263,481.93	100.00%	2	4.7045	1.538243
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	3	177,140,781.11	33.92%	2	4.5098	1.625851
Totals	59	522,263,481.93	100.00%	2	4.7045	1.538243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP	Washington	1	3,655,731.15	0.70%	3	5.1320	1.440300
Alabama	1	5,862,549.61	1.12%	1	5.0000	0.765600	Wisconsin	1	52,640,781.11	10.08%	2	4.8000	1.435900
Arizona	1	5,927,257.45	1.13%	2	4.6900	1.356400	Totals	85	522,263,481.93	100.00%	2	4.7045	1.538243
California	6	42,324,429.22	8.10%	2	4.6314	0.824814
									Property Type³
Colorado	1	6,810,367.20	1.30%	1	5.4390	0.566800
Connecticut	1	21,440,524.85	4.11%	3	4.5000	1.040000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	2	21,056,011.73	4.03%	3	5.0542	1.589941		Properties	Balance	Agg. Bal.			DSCR¹
Florida	2	12,080,464.60	2.31%	2	5.0916	2.086630	Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP
Georgia	3	71,226,410.49	13.64%	2	4.7379	1.793238	Industrial	2	58,776,342.32	11.25%	2	4.8240	1.503784
Illinois	4	2,675,000.00	0.51%	1	4.6590	2.812400	Lodging	11	83,095,746.93	15.91%	2	4.9836	1.493312
Indiana	8	10,568,879.80	2.02%	3	5.1707	1.491765	Mixed Use	3	26,293,150.17	5.03%	2	5.0917	1.045340
Kansas	1	19,047,552.52	3.65%	3	4.7310	1.101800	Multi-Family	15	61,879,984.53	11.85%	3	4.3229	1.573895
Louisiana	3	2,460,000.00	0.47%	1	4.6590	2.812400	Office	8	42,991,835.87	8.23%	2	4.6473	0.386204
Maryland	1	6,135,561.21	1.17%	1	5.0300	2.086200	Retail	33	211,553,926.41	40.51%	2	4.5817	1.810028
Michigan	4	18,736,906.99	3.59%	3	4.5779	2.174066	Self Storage	3	10,167,841.37	1.95%	2	4.6100	1.941100
Nevada	1	4,203,523.08	0.80%	3	5.2500	1.862300	Totals	85	522,263,481.93	100.00%	2	4.7045	1.538243
New Hampshire	1	60,000,000.00	11.49%	2	4.0400	1.589600
New York	8	23,826,525.25	4.56%	3	3.9449	1.031161
North Carolina	4	4,158,261.54	0.80%	1	4.9232	2.625190
Ohio	8	26,771,453.09	5.13%	2	4.6787	2.150087
Rhode Island	1	18,144,042.55	3.47%	2	5.3200	0.483100
South Carolina	1	790,000.00	0.15%	1	4.6590	2.812400
Tennessee	2	5,618,613.82	1.08%	2	4.6301	2.297770
Texas	8	46,147,980.34	8.84%	2	4.8615	1.819886
Utah	1	2,450,000.00	0.47%	1	4.6590	2.812400

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP	Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP
	3.750% or less	4	13,616,117.81	2.61%	3	3.6029	0.870723	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	3,506,785.80	0.67%	2	3.8271	0.524529	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	61,201,737.22	11.72%	2	4.0396	1.593731	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	49,708,952.36	9.52%	2	4.4089	0.664600	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	153,047,069.43	29.30%	2	4.6819	1.951144	49 months or greater	49	494,758,827.60	94.73%	2	4.6790	1.529254
	4.751% to 5.000%	11	130,968,551.39	25.08%	2	4.8610	1.547758	Totals	59	522,263,481.93	100.00%	2	4.7045	1.538243
	5.001% to 5.250%	9	46,365,981.47	8.88%	2	5.1567	1.680468
	5.251% to 5.500%	5	36,343,632.12	6.96%	2	5.3334	0.910741
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	522,263,481.93	100.00%	2	4.7045	1.538243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP	Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP
	60 months or less	49	494,758,827.60	94.73%	2	4.6790	1.529254	Interest Only	6	172,550,000.00	33.04%	2	4.4048	1.530999
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	43	322,208,827.60	61.69%	2	4.8259	1.528319
	Totals	59	522,263,481.93	100.00%	2	4.7045	1.538243	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	522,263,481.93	100.00%	2	4.7045	1.538243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	27,504,654.33	5.27%	2	5.1631	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	420,435,625.11	80.50%	2	4.7217	1.606975
	13 to 24 months	10	55,275,649.97	10.58%	3	4.3366	1.085387
	25 months or greater	1	19,047,552.52	3.65%	3	4.7310	1.101800
	Totals	59	522,263,481.93	100.00%	2	4.7045	1.538243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300571532	RT	Athens	GA	Actual/360	4.710%	261,601.25	0.00	0.00	N/A	06/06/26	--	64,500,000.00	64,500,000.00	04/06/26
2	883100584	RT	Salem	NH	Actual/360	4.040%	208,733.33	0.00	0.00	N/A	06/01/26	--	60,000,000.00	60,000,000.00	04/01/26
3	300571529	IN	Oconomowoc	WI	Actual/360	4.800%	217,971.27	94,204.62	0.00	N/A	06/06/26	--	52,734,985.73	52,640,781.11	04/06/26
4	300571518	LO	Indianapolis	IN	Actual/360	5.450%	193,878.71	41,311,828.64	0.00	N/A	05/06/26	--	41,311,828.64	0.00	04/06/26
8	470099540	MF	New Haven	CT	Actual/360	4.500%	83,262.03	46,449.41	0.00	N/A	07/01/26	--	21,486,974.26	21,440,524.85	04/01/26
9	306230009	LO	Overland Park	KS	Actual/360	4.731%	0.00	0.00	0.00	N/A	07/06/26	--	19,047,552.52	19,047,552.52	03/06/21
10	306230010	Various Various		Various	Actual/360	4.659%	99,696.13	0.00	0.00	N/A	05/06/26	--	24,850,000.00	24,850,000.00	04/06/26
11	300571545	SS	Virginia Beach	VA	Actual/360	4.810%	89,986.71	21,725,717.09	0.00	N/A	04/06/26	--	21,725,717.09	0.00	04/06/26
12	310934662	RT	Sylmar	CA	Actual/360	4.100%	71,019.17	20,115,579.38	0.00	N/A	07/11/26	04/11/26	20,115,579.38	0.00	04/11/26
13	300571530	MU	Providence	RI	Actual/360	5.320%	83,292.84	37,756.20	0.00	N/A	06/06/26	--	18,181,798.75	18,144,042.55	01/06/24
14	310935927	OF	Burbank	CA	Actual/360	4.300%	74,055.56	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	01/11/26
15	883100590	IN	Plymouth	MN	Actual/360	4.250%	56,996.33	15,573,949.10	0.00	N/A	04/06/26	--	15,573,949.10	0.00	04/06/26
16	300571541	RT	Middletown	DE	Actual/360	4.970%	61,025.44	24,572.90	0.00	N/A	07/06/26	--	14,259,206.81	14,234,633.91	04/06/26
18	300571527	OF	Stafford	TX	Actual/360	5.100%	46,617.70	36,042.65	0.00	N/A	06/06/26	--	10,615,036.62	10,578,993.97	04/06/26
19	416000235	RT	Austin	TX	Actual/360	4.850%	51,513.20	21,704.04	0.00	N/A	07/01/26	--	12,334,388.49	12,312,684.45	04/01/26
21	330933943	OF	Sacramento	CA	Actual/360	4.607%	42,832.64	10,796,860.42	0.00	N/A	04/11/26	--	10,796,860.42	0.00	04/11/26
22	306230022	SS	Various	Various	Actual/360	4.610%	40,456.97	23,544.33	0.00	N/A	06/11/26	--	10,191,385.70	10,167,841.37	04/11/26
23	306230023	LO	Madeira Beach	FL	Actual/360	5.320%	47,391.97	21,619.90	0.00	N/A	05/11/26	--	10,345,082.60	10,323,462.70	04/11/26
25	306230025	RT	Fort Worth	TX	Actual/360	4.780%	41,030.68	22,307.63	0.00	N/A	07/06/26	--	9,968,311.86	9,946,004.23	04/06/26
26	306230026	Various Various		IN	Actual/360	5.220%	43,178.48	20,111.43	0.00	N/A	07/11/26	--	9,605,890.56	9,585,779.13	04/11/26
27	330934722	SS	Pasadena	CA	Actual/360	4.499%	44,552.60	11,500,000.00	0.00	N/A	05/11/26	--	11,500,000.00	0.00	04/11/26
29	300571544	RT	Holland	MI	Actual/360	4.610%	39,565.82	15,864.33	0.00	N/A	07/06/26	--	9,966,898.33	9,951,034.00	04/06/26
30	306230030	LO	Carlsbad	CA	Actual/360	4.947%	36,697.16	18,799.07	0.00	N/A	07/06/26	--	8,613,654.69	8,594,855.62	04/06/26
31	306230031	LO	Norco	CA	Actual/360	4.846%	34,448.15	18,294.97	0.00	N/A	07/06/26	--	8,255,629.42	8,237,334.45	04/06/26
33	883100580	LO	Lake Mary	FL	Actual/360	5.300%	34,315.36	15,662.06	0.00	N/A	06/06/26	--	7,518,886.61	7,503,224.55	04/06/26
35	300571539	LO	Lima	OH	Actual/360	4.950%	31,069.58	15,902.18	0.00	N/A	07/06/26	--	7,289,052.02	7,273,149.84	07/06/25
37	300571533	LO	Newark	DE	Actual/360	5.230%	30,785.66	14,393.52	0.00	N/A	06/06/26	--	6,835,771.34	6,821,377.82	04/06/26
38	883100576	LO	Colorado Springs	CO	Actual/360	5.439%	31,962.50	14,000.87	0.00	N/A	05/06/26	--	6,824,368.07	6,810,367.20	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
39	600932664	MU	Columbus	OH	Actual/360	4.570%	26,028.32	12,285.66	0.00	N/A	06/11/26	--	6,614,098.64	6,601,812.98	04/11/26
40	300571524	LO	Mobile	AL	Actual/360	5.000%	25,321.28	18,522.97	0.00	N/A	05/06/26	--	5,881,072.58	5,862,549.61	04/06/26
41	410933626	IN	Frederick	MD	Actual/360	5.030%	26,633.68	13,431.60	0.00	N/A	05/11/26	--	6,148,992.81	6,135,561.21	04/11/26
43	600934674	OF	Phoenix	AZ	Actual/360	4.690%	23,992.67	13,565.01	0.00	N/A	06/11/26	--	5,940,822.46	5,927,257.45	04/11/26
44	306230044	LO	Kennesaw	GA	Actual/360	4.936%	20,096.49	16,205.90	0.00	N/A	07/06/26	--	4,728,570.02	4,712,364.12	04/06/26
45	300571536	MF	Syracuse	NY	Actual/360	4.850%	23,018.51	9,698.38	0.00	N/A	07/06/26	--	5,511,582.80	5,501,884.42	04/06/26
48	306230048	MF	Taylor	MI	Actual/360	4.620%	19,514.73	11,315.69	0.00	N/A	06/06/26	--	4,905,251.44	4,893,935.75	04/06/26
49	300571538	SS	Avon	CO	Actual/360	4.810%	21,816.08	5,267,109.72	0.00	N/A	04/06/26	--	5,267,109.72	0.00	04/06/26
52	600933088	LO	Orlando	FL	Actual/360	4.750%	18,764.92	10,447.33	0.00	N/A	05/11/26	--	4,587,687.38	4,577,240.05	04/11/26
53	470099730	MF	Bronx	NY	Actual/360	3.540%	13,200.66	11,619.77	0.00	N/A	06/01/26	--	4,330,451.04	4,318,831.27	04/01/26
55	306230055	MF	Kettering	OH	Actual/360	4.430%	16,734.78	10,402.09	0.00	N/A	06/06/26	--	4,386,892.36	4,376,490.27	04/06/26
56	470097850	MF	New York	NY	Actual/360	3.730%	13,405.82	10,848.21	0.00	N/A	07/01/26	--	4,173,738.18	4,162,889.97	04/01/26
57	470100250	MF	Eastchester	NY	Actual/360	3.520%	11,957.57	10,550.52	0.00	N/A	07/01/26	--	3,944,947.09	3,934,396.57	04/01/26
58	306230058	RT	Columbus	OH	Actual/360	4.560%	18,105.45	7,407.38	0.00	N/A	07/01/26	--	4,610,895.66	4,603,488.28	04/01/26
64	300571542	RT	Henderson	NV	Actual/360	5.250%	19,037.19	7,468.59	0.00	N/A	07/06/26	--	4,210,991.67	4,203,523.08	04/06/26
65	306230065	LO	Sequim	WA	Actual/360	5.132%	16,204.28	11,041.82	0.00	N/A	07/06/26	--	3,666,772.97	3,655,731.15	04/06/26
66	300571535	LO	Sylva	NC	Actual/360	5.600%	17,684.29	3,667,249.22	0.00	N/A	06/06/26	--	3,667,249.22	0.00	04/06/26
70	306230070	MF	Wayne	MI	Actual/360	4.448%	10,896.99	6,728.81	0.00	N/A	06/06/26	--	2,845,066.50	2,838,337.69	04/06/26
71	416000232	LO	Smyrna	GA	Actual/360	5.750%	14,198.05	2,867,489.06	0.00	N/A	04/01/26	--	2,867,489.06	0.00	04/01/26
76	306230076	MH	Grand Rapids	MI	Actual/360	4.930%	11,272.53	5,003.58	0.00	N/A	06/11/26	--	2,655,310.32	2,650,306.74	04/11/26
77	306230077	MH	West Palm Beach	FL	Actual/360	5.330%	10,318.02	2,248,070.06	0.00	N/A	04/01/26	--	2,248,070.06	0.00	04/01/26
78	300571543	RT	Temecula	CA	Actual/360	5.280%	9,511.97	4,339.61	0.00	N/A	07/06/26	--	2,092,075.89	2,087,736.28	04/06/26
79	306230079	RT	Rockmart	GA	Actual/360	5.170%	8,985.38	4,258.29	0.00	N/A	07/11/26	--	2,018,304.66	2,014,046.37	04/11/26
80	410933875	RT	Riverside	CA	Actual/360	5.050%	8,093.90	4,053.44	0.00	N/A	05/11/26	--	1,861,261.67	1,857,208.23	04/11/26
81	306230081	MF	Wilson	NC	Actual/360	5.270%	8,177.72	3,771.12	0.00	N/A	06/11/26	--	1,802,032.66	1,798,261.54	04/11/26
83	416000233	MF	Clinton Township	MI	Actual/360	5.550%	7,755.38	5,203.24	0.00	N/A	07/01/26	--	1,622,747.38	1,617,544.14	04/01/26
84	410934111	MF	Clute	TX	Actual/360	5.000%	7,129.76	3,633.51	0.00	N/A	05/11/26	--	1,655,943.14	1,652,309.63	04/11/26
85	470099750	MF	Yonkers	NY	Actual/360	3.840%	6,613.33	0.00	0.00	N/A	06/01/26	--	2,000,000.00	2,000,000.00	04/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
86	306230086	MH	New Caney	TX	Actual/360	4.900%	6,791.37	3,292.44	0.00	N/A	06/11/26	--	1,609,541.08	1,606,248.64	04/11/26
87	470099100	MF	Flushing	NY	Actual/360	3.810%	4,956.33	3,907.68	0.00	N/A	06/01/26	--	1,510,693.48	1,506,785.80	04/01/26
88	410932977	MU	South San Francisco CA		Actual/360	4.640%	6,196.64	3,589.08	0.00	N/A	05/11/26	--	1,550,883.72	1,547,294.64	04/11/26
90	410932709	RT	Mission	TX	Actual/360	5.250%	6,855.78	2,724.95	0.00	N/A	05/11/26	--	1,516,485.46	1,513,760.51	04/11/26
91	306230091	MH	Decatur	AL	Actual/360	5.950%	7,405.38	2,732.40	0.00	N/A	05/11/26	--	1,445,344.13	1,442,611.73	04/11/26
92	470099000	MF	Great Neck	NY	Actual/360	3.830%	4,437.60	1,345,521.60	0.00	N/A	04/01/26	--	1,345,521.60	0.00	03/01/26
93	306230093	MH	Houston	TX	Actual/360	5.440%	6,276.20	2,748.28	0.00	N/A	05/11/26	--	1,339,794.95	1,337,046.67	04/11/26
94	306230094	MH	Houston	TX	Actual/360	5.440%	6,276.20	2,748.28	0.00	N/A	05/11/26	--	1,339,794.95	1,337,046.67	04/11/26
96	306230096	MH	Bradenton	FL	Actual/360	5.080%	5,785.45	2,611.23	0.00	N/A	07/11/26	--	1,322,557.29	1,319,946.06	04/11/26
97	306230097	MH	Cleveland	OH	Actual/360	5.010%	5,477.69	2,745.03	0.00	N/A	07/11/26	--	1,269,697.73	1,266,952.70	04/11/26
98	470095550	MF	Port Chester	NY	Actual/360	4.020%	4,170.43	3,008.11	0.00	N/A	07/01/26	--	1,204,745.33	1,201,737.22	04/01/26
100	410933845	OF	Terre Haute	IN	Actual/360	4.690%	3,984.59	3,523.81	0.00	N/A	05/11/26	--	986,624.48	983,100.67	04/11/26
101	306230101	MF	Oak Park	MI	Actual/360	4.430%	4,028.74	2,504.21	0.00	N/A	06/06/26	--	1,056,103.76	1,053,599.55	04/06/26
102	470100450	MF	New York	NY	Actual/360	3.660%	3,782.00	0.00	0.00	N/A	07/01/26	--	1,200,000.00	1,200,000.00	04/01/26
Totals							2,608,831.39	137,128,542.42	0.00				659,392,024.35	522,263,481.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,757,586.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,140,013.07	13,296,993.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,916,115.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,588,538.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,621,317.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,880,990.44	0.00	--	--	03/11/26	8,241,195.34	531,685.84	(187.52)	2,976,675.14	0.00	0.00
10	3,419,940.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	701,864.04	0.00	--	--	09/11/25	6,316,695.82	299,625.11	91,959.75	2,966,569.48	0.00	0.00
14	(3,248,953.00)	(2,317,418.52)	01/01/25	09/30/25	--	0.00	0.00	73,858.66	214,750.01	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,499,344.12	1,108,487.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,766,310.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,766,981.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,216,134.37	1,280,340.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,690,782.64	1,135,705.23	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,630,926.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,157,622.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,706,439.09	1,336,354.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,014,663.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,867,082.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,473,102.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	961,942.00	1,187,821.48	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	712,497.78	478,691.11	07/01/23	06/30/24	11/12/25	1,684,148.28	42,103.23	39,728.57	380,362.69	63,426.76	0.00
37	1,022,350.57	1,206,180.75	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	532,451.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	870,279.45	686,734.59	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	513,658.18	0.00	--	--	--	0.00	4,991.86	0.00	0.00	0.00	0.00
41	1,043,229.65	799,705.03	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	709,618.00	526,003.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	563,612.73	710,518.11	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	640,902.10	491,315.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,144,692.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,146,860.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	249,930.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,438,421.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	277,139.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	280,173.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	613,988.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	570,197.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	469,305.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	658,969.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	354,116.70	316,847.50	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	324,928.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	309,338.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	296,455.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	360,991.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	162,372.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	44,027.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	70,059.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	644,765.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
90	228,024.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
92	42,688.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
98	155,227.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	263,510.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
101	281,395.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
102	19,531.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	77,544,450.78	22,244,279.82				16,242,039.44	878,406.04	205,359.45	6,538,357.32	63,426.76	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	300571518	41,175,710.59	Payoff Prior to Maturity	0.00	0.00
27	330934722	11,500,000.00	Payoff Prior to Maturity	0.00	0.00
66	300571535	3,659,961.07	Payoff Prior to Maturity	0.00	0.00
Totals		56,335,671.66		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	0	0.00	1	20,000,000.00	3	44,464,744.91	0	0.00	2	26,320,702.36	0	0.00	0	0.00	3	56,335,671.66	4.704513%	4.649688%	2
03/17/26	1	20,000,000.00	0	0.00	3	44,518,403.29	0	0.00	2	26,336,604.54	0	0.00	0	0.00	0	0.00	4.731214%	4.684552%	3
02/18/26	0	0.00	1	20,000,000.00	3	44,582,867.68	0	0.00	2	26,355,440.93	0	0.00	0	0.00	1	4,464,852.96	4.731789%	4.686803%	4
01/16/26	1	20,000,000.00	0	0.00	3	44,635,998.36	0	0.00	2	26,371,195.66	0	0.00	0	0.00	0	0.00	4.739455%	4.695373%	5
12/17/25	0	0.00	0	0.00	3	44,688,891.73	0	0.00	2	26,386,883.52	0	0.00	0	0.00	1	4,805,626.98	4.740177%	4.703102%	6
11/18/25	0	0.00	0	0.00	3	44,745,254.14	0	0.00	3	26,403,511.95	0	0.00	0	0.00	2	6,693,820.12	4.744067%	4.707141%	7
10/20/25	0	0.00	1	7,371,510.13	3	54,622,076.42	0	0.00	3	43,614,989.71	0	0.00	0	0.00	0	0.00	4.745545%	4.703471%	8
09/17/25	0	0.00	1	7,388,006.36	3	54,728,117.03	0	0.00	3	43,698,130.61	0	0.00	0	0.00	1	5,027,717.30	4.745757%	4.703674%	9
08/15/25	1	7,403,421.04	0	0.00	3	54,828,488.06	0	0.00	3	43,777,409.39	0	0.00	0	0.00	1	23,423,049.75	4.746708%	4.704598%	10
07/17/25	0	0.00	0	0.00	3	54,928,433.49	0	0.00	3	43,856,363.62	0	0.00	0	0.00	0	0.00	4.735547%	4.694539%	11
06/17/25	0	0.00	0	0.00	3	55,033,216.39	0	0.00	3	43,938,548.09	0	0.00	0	0.00	0	0.00	4.735747%	4.694730%	12
05/16/25	0	0.00	0	0.00	3	55,132,293.32	1	7,450,287.29	2	36,566,555.31	0	0.00	0	0.00	0	0.00	4.735930%	4.694906%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	306230009	03/06/21	60	6	(187.52)	2,976,675.14	0.00	22,352,548.59	05/29/20	7			01/12/22
13	300571530	01/06/24	26	6	91,959.75	2,966,569.48	162,410.92	19,146,600.34	06/16/20	2
14	310935927	01/11/26	2	2	73,858.66	214,750.01	0.00	20,000,000.00	12/30/25	13
35	300571539	07/06/25	8	6	39,728.57	380,362.69	231,301.00	7,418,770.29	09/18/24	7			04/30/25
Totals					205,359.45	6,538,357.32	393,711.92	68,917,919.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		522,263,482	457,798,737	38,144,043		26,320,702
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	522,263,482	457,798,737	0	20,000,000	18,144,043	26,320,702
Mar-26	659,392,024	594,873,621	20,000,000	0	18,181,799	26,336,605
Feb-26	699,577,085	634,994,217	0	20,000,000	18,227,427	26,355,441
Jan-26	724,494,090	659,858,091	20,000,000	0	18,264,803	26,371,196
Dec-25	728,980,771	684,291,879	0	0	18,302,008	26,386,884
Nov-25	734,981,247	690,235,992	0	0	18,341,742	26,403,512
Oct-25	754,620,899	692,627,313	0	0	18,378,597	43,614,990
Sep-25	755,876,076	693,759,952	0	0	18,417,993	43,698,131
Aug-25	762,091,060	699,859,150	0	0	18,454,500	43,777,409
Jul-25	795,441,581	733,094,377	0	0	18,490,840	43,856,364
Jun-25	796,762,902	734,294,614	0	0	18,529,741	43,938,548
May-25	797,999,771	735,417,190	0	0	18,565,738	44,016,843
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	306230009	19,047,552.52	22,352,548.59	23,000,000.00	01/08/26	1,880,990.44	1.10180	12/31/23	07/06/26	182
13	300571530	18,144,042.55	19,146,600.34	18,700,000.00	05/07/25	701,864.04	0.48310	12/31/25	06/06/26	241
14	310935927	20,000,000.00	20,000,000.00	142,000,000.00	05/05/16	(2,764,591.02)	(0.97360)	09/30/25	06/11/26	I/O
35	300571539	7,273,149.84	7,418,770.29	6,700,000.00	08/19/25	371,248.11	0.65860	06/30/24	07/06/26	242
Totals		64,464,744.91	68,917,919.22	190,400,000.00		189,511.57

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	306230009	LO	KS	05/29/20	7

The loan transferred to special servicing effective 5/29/2020 for imminent monetary default. The 356-room hotel in Overland Park, KS was built in 1982 and renovated in 2016. The hotel was inspected 9/9/2025 and found to be in fair condition.

Receiver appointed 10/30/2020, with Hilton continuing property management per the HMA and SNDA. The foreclosure sale occurred in November 2021. Title was received in January 2022. TTM February 2026 stats include 48.3%

occupancy, $148.19 ADR, and $71.60 RevPAR (compared to $65.28 for TTM 2025 and $55.77 for TTM 2024). TTM 2026 RevPAR Index of 83.9 compared to 83.5 in 2025 and 74.8 in 2024. The trailing three-month RevPAR Index changed year-over-year from 71.2 in 2025 to 68.4 in 2026. The special servicer is contemplating a possible sale in 2026.

13	300571530	MU	RI	06/16/20	2

COVID - Loan collateral is a 104,921 sq ft mixed-use property built in 1866 (renovated in 2004) and located in Providence, RI. Borrower retained counsel and proceeded with a Civil Action in the Superior Court, State of Rhode Island for a State

COVID Receivership Program. Effective 2/15/2023, a settlement agreement was entered by the court. The Borrower performed under the agreement through January 2024 but defaulted in February 2024. Receiver was appointed in May

2024. Inspection was performed in May 2025 and reported the property to be in average to good condition. As of the December 2025 rent roll, the property is 83% leased, however a 9,000 sf GSA tenant is dark, putting occupancy at 74%.

Strategy is to work with the Receiver to address complex issues related to the condo/tax structure and GSA tenancy in an effort to stabilize the asset.

14	310935927	OF	CA	12/30/25	13

The Loan transferred to Special Servicing on 12/30/2025 for Imminent Monetary Default. The Property is a 230,000 sf office building in Burbank, CA two blocks from the Warner Bros Studios. It was previously 100% leased to Warner Bros through

October 1, 202 2 and has remained vacant since that time. Hallmark Media recently executed a 10-year, 61k sf (26.5% NRA) lease. Hallmark is in the construction phase with an expected completion date of June 25, 2026. The Borrower executed a PNL and the Loan is now delinquent. The Special Servicer is currently evaluating its enforcement options including receivership and foreclosure.

35	300571539	LO	OH	09/18/24	7

The loan transferred to special servicing effective 9/18/2024 for imminent monetary default. The 116-room hotel in Lima, OH was built in 2009. The Borrower willingly allowed a Receiver to be appointed 12/2/2024. The hotel was inspected

10/28/2025 and found to be in fair condition. Foreclosure occurred 4/30/2025. TTM February 2026 stats include 51.1% occupancy, $90.07 ADR, and $46.01 RevPAR (compared to $56.48 TTM 2025 and $62.36 TTM 2024). TTM 2026

RevPAR Index of 80.1 compares to 80.5 in 2025 and 97.6 2024. The trailing three-month RevPAR Index changed year-over-year from 60.6 in 2025 to 77.7 in 2026. The special servicer is contemplating a possible sale in 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571518	38,629,000.00	5.45000%	38,629,000.00	5.45000%	10	05/06/20	05/06/20	06/11/20
40	300571524	6,870,885.05	5.00000%	6,870,885.05	5.00000%	9	04/09/21	05/20/20	--
44	306230044	5,745,474.74	4.93550%	5,745,474.74	4.93550%	10	07/07/20	05/01/20	09/11/20
47	883100534	0.00	4.99200%	0.00	4.99200%	8	03/31/20	04/06/20	04/13/20
65	306230065	0.00	5.13200%	0.00	5.13200%	9	10/05/22	08/06/21	--
Totals		51,245,359.79		51,245,359.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	883100589	11/18/25	17,131,531.27	5,710,000.00	7,975,580.76	2,603,552.69	7,975,580.76	5,372,028.07	11,759,503.20	0.00	0.00	11,759,503.20	27.99%
32	883100564	01/17/25	7,967,158.98	9,100,000.00	10,872,702.99	1,632,512.26	10,508,092.16	8,875,579.90	0.00	0.00	0.00	0.00	0.00%
54	306230054	10/18/24	4,726,134.81	7,600,000.00	6,332,613.19	1,322,919.38	6,044,227.84	4,721,308.46	4,826.35	0.00	0.00	4,826.35	0.08%
59	416000234	05/17/22	4,407,584.76	1,400,000.00	5,935,696.77	2,060,280.65	5,935,696.77	3,875,416.12	532,168.64	0.00	0.00	532,168.64	10.64%
60	310932946	02/18/26	4,472,207.53	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
75	470099970	02/17/23	2,962,195.72	19,900,000.00	0.00	0.00	3,293,319.76	3,293,319.76	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,666,813.07	50,310,000.00	31,116,593.71	7,619,264.98	33,756,917.29	26,137,652.31	12,296,498.19	0.00	0.00	12,296,498.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/26	0.00	(71,616.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(69,109.50)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(50,940.91)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(50,749.02)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(49,274.09)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(3,453.28)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(3,328.93)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(3,426.53)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(3,404.82)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(3,282.23)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(3,010.88)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(2,386.85)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(3,071.71)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(2,737.33)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(2,694.58)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(2,687.46)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(2,672.92)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(2,404.84)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(2,300.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(2,368.95)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(2,359.43)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(2,320.45)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(2,444.86)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(2,307.27)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(2,373.93)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(2,509.53)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(2,275.48)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(2,539.81)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(2,342.95)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(2,411.31)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/17/23	0.00	(2,236.64)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(2,301.89)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(2,292.62)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(2,210.02)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(2,274.87)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(2,192.55)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(2,256.51)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(2,176.23)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(2,165.51)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(2,157.07)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(2,148.67)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(2,211.35)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(2,134.79)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(2,193.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(2,185.01)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(2,106.29)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(2,165.37)	0.00	0.00	0.00	0.00	0.00	0.00
5	883100589	11/18/25	0.00	0.00	11,759,503.20	0.00	0.00	11,759,503.20	0.00	(90,810.94)	11,668,692.26
32	883100564	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	306230054	10/18/24	0.00	0.00	4,826.35	0.00	0.00	4,826.35	0.00	0.00	4,826.35
59	416000234	05/17/22	0.00	0.00	532,168.64	0.00	0.00	532,168.64	0.00	0.00	532,168.64
60	310932946	02/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	470099970	02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	131,752.00	131,752.00
Current Period Totals			0.00	(71,616.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(396,216.66)	12,296,498.19	0.00	0.00	12,296,498.19	0.00	40,941.06	12,337,439.25

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	4,100.51	0.00	0.00	0.00	0.00	77,598.14	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	201,865.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,914.14	0.00	0.00	28,910.29	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	7,171.43	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	451.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	438.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	363.02	0.00	0.00	0.00	239.95	0.00	0.00	0.00
65	0.00	0.00	0.00	0.00	272.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.74	0.00	0.00	0.00
Total	0.00	0.00	15,820.21	0.00	203,391.70	36,081.72	0.00	77,598.14	244.69	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		333,136.46

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30